UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-862



                        The Growth Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                    Date of fiscal year end: August 31, 2005

                   Date of reporting period: February 28, 2005





                                 Patrick F. Quan
                                    Secretary
                        The Growth Fund of America, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)



ITEM 1 - Reports to Stockholders

[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

THE GROWTH FUND OF AMERICA

[photo of six girls dressed in soccer uniforms sitting on stadium bleachers overlooking a playing field]

SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005

THE GROWTH FUND OF AMERICA(R) invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2005 (the most recent calendar quarter):




CLASS A SHARES                                                      1 YEAR           5 YEARS          10 YEARS

Reflecting 5.75% maximum sales charge                               +0.12%           -2.96%            +12.92%



The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 22 for details.

Results for other share classes can be found on page 28.

There are several ways to invest in The Growth Fund of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.75 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.81 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.04 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.


[photo of six girls dressed in soccer uniforms sitting on stadium bleachers overlooking a playing field]

FELLOW SHAREHOLDERS:

After a period of uncertainty in political and economic events through much of 2004, the stock market staged a recovery beginning in late October and had a strong result for the six months ended February 28, 2005. Clarity on the outcome of the U.S. presidential election and successful elections in Iraq had a positive impact on the stock market. An improving U.S. economy, strong corporate earnings and weakness of the U.S. dollar also helped power a rise in stock prices.

Against this backdrop, The Growth Fund of America (GFA) posted a total return of 12.0% for the six-month period. As the table below shows, the fund outpaced the unmanaged Standard & Poor's 500 Composite Index, a broad measure of U.S. stocks, which gained 10.0%. In addition, GFA surpassed the Lipper Growth Funds Index but slightly trailed three other benchmark indexes the fund uses to measure its progress. These Lipper benchmarks had increases ranging from 10.7% to 13.4%.

For the 12 months ended February 28, The Growth Fund of America produced a total return of 6.6%, essentially in line with the S&P 500 and outpacing two of its four Lipper benchmark indexes. In the first half of the 12-month period, uncertainty about the presidential election, rising interest rates, concern about the conflict in Iraq and higher crude oil prices held back stock prices. In the recent six months, some of those concerns abated.

[Begin Sidebar]
RESULTS AT A GLANCE (as of February 28, 2005)



                                                                                                       5-year          Lifetime
                                                                                                       average         average
                                                                   Six-month         1-year            annual           annual
                                                                     total            total             total            total
                                                                    returns          returns           returns         returns*

The Growth Fund of America                                          +12.0%            +6.6%             -0.8%           +15.5%
Standard & Poor's 500 Composite Index+                              +10.0             +7.0              -1.0            +12.1
Lipper Capital Appreciation Funds Index                             +13.4             +6.9              -5.4            +11.9
Lipper Growth Funds Index                                           +10.7             +4.7              -5.6            +10.9
Lipper Multi-Cap Core Funds Index                                   +12.4             +7.8              -0.3            +11.6
Lipper Multi-Cap Growth Funds Index                                 +13.1             +4.4             -10.0            +11.8

*Since Capital Research and Management Company began managing the fund on December 1, 1973.
+Unmanaged.


[End Sidebar]

[close-up photo of six girls dressed in soccer uniforms sitting on stadium bleachers overlooking a playing field]

Over longer periods, GFA has continued to outpace the general market and its comparable indexes by significant margins. For its lifetime of just over 31 years, the fund had an average annual total return of 15.5%, compared with 12.1% for the S&P 500. Its four Lipper benchmark indexes had total returns ranging from 10.9% to 11.9%.

WHAT HELPED RESULTS

Energy and materials stocks helped GFA's results the most in the recent six-month period. The rise in crude oil prices benefited the fund's sizable holding of energy companies, including several Canadian exploration and production companies. The fund added more shares of energy companies to its portfolio during the past six months. After experiencing years of relatively low oil prices, energy companies have been disciplined about costs and spending and were able to benefit when prices rose. Stronger demand for oil from developing nations, including China, has helped fuel higher prices.

Developing nations have also had a strong appetite for basic materials; as these countries grow, they invest in infrastructure. This trend has aided materials companies, including those in the chemical, metal and paper industries. These companies have also benefited from strong earnings and increased pricing power.

In addition to increasing its energy holdings over the past six months, the fund has added to shares of companies involved in materials and technology; it has reduced its holdings in insurance and media.

U.S.-based multinational corporations have been aided by the falling dollar, which has made U.S. exports more competitive. The fund's investment outside the United States and Canada, which amounts to about 13% of its portfolio, was favorably impacted when these securities were converted from their native currencies into U.S. dollars.

In December, we were happy to see that Microsoft paid a $3 per share special dividend to shareholders for a total payout of $32 billion. We hope that more technology companies will follow Microsoft's example of sharing excess cash with investors.

WHAT HURT RESULTS

Pharmaceutical manufacturers, which have been a mainstay for the fund in previous years, lagged in the recent period. A combination of factors contributed to the industry's slower growth. A few blockbuster drugs were pulled off the market because of individual product problems, and several drugs under development did not meet expectations for effectiveness. There were also concerns about increasing regulation, pricing pressure and looming patent expirations for popular drugs.

GOING FORWARD

Our outlook has not changed from the views expressed in the annual report six months ago. We believe modest returns with some volatility are likely in the future. We will continue our approach of fundamental research, conducted globally, with a long-term perspective. We warmly welcome our new shareholders and thank our long-term investors for their continuing support.


/s/ James F. Rothenberg             /s/ Donald D. O'Neal
James F. Rothenberg                 Donald D. O'Neal
Chairman of the Board               President

April 8, 2005

For current information about the fund, visit americanfunds.com.




SUMMARY INVESTMENT PORTFOLIO, February 28, 2005                        unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]

                                                           PERCENT
                                                            OF NET
INDUSTRY SECTOR DIVERSIFICATION                             ASSETS

Information Technology                                       18.46 %
Consumer Discretionary                                       16.69
Energy                                                       12.80
Health Care                                                  11.36
Industrials                                                   8.43
Other industries                                             22.69
Cash & equivalents                                            9.57

[end pie chart]


                                        PERCENT
                                         OF NET
LARGEST EQUITY HOLDINGS                  ASSETS

Time Warner                              2.08 %
Microsoft                                1.88
Lowe's Companies                         1.84
Altria Group                             1.78
Target                                   1.76
Sanofi-Aventis                           1.57
Vodafone                                 1.47
Tyco                                     1.21
WellPoint                                1.18
Texas Instruments                        1.16





                                                                                                           Market     Percent
                                                                                                Shares      value      of net
Common stocks  - 90.18%                                                                                     (000)      assets

Information technology  - 18.46%
Microsoft Corp.                                                                             73,225,000   $1,843,806    1.88%
Texas Instruments Inc.                                                                      43,120,200    1,141,392     1.16
Google Inc., Class A  (1)                                                                    5,272,100      991,102     1.01
Taiwan Semiconductor Manufacturing Co. Ltd.                                                534,756,085      946,623      .96
Applied Materials, Inc.  (1)                                                                47,165,000      825,387      .84
First Data Corp.                                                                            19,440,000      797,429      .81
Corning Inc.  (1)                                                                           66,145,000      758,683      .77
Linear Technology Corp.                                                                     15,175,000      592,735      .60
Samsung Electronics Co., Ltd.                                                                  983,800      516,397      .53
Analog Devices, Inc.                                                                        13,216,666      485,316      .49
Other securities                                                                                          9,242,170     9.41
                                                                                                         18,141,040    18.46

Consumer discretionary  - 16.68%
Time Warner Inc.  (1)                                                                      118,900,000    2,048,647     2.08
Lowe's Companies, Inc.                                                                      30,820,400    1,811,623     1.84
Target Corp.                                                                                34,085,000    1,732,200     1.76
Comcast Corp., Class A  (1)                                                                 23,969,387      780,204
Comcast Corp., Class A, special nonvoting stock  (1)                                        10,050,000      320,193     1.12
IAC/InterActiveCorp  (1)                                                                    42,750,000      961,875      .98
Carnival Corp., units                                                                       15,050,000      818,419      .83
Liberty Media Corp., Class A  (1)                                                           80,375,000      815,002      .83
News Corp. Inc., Class A                                                                    43,007,500      715,645      .73
Clear Channel Communications, Inc.                                                          21,085,000      701,709      .71
Best Buy Co., Inc.                                                                          12,540,800      677,454      .69
Starbucks Corp.  (1)                                                                        11,329,200      586,966      .60
Other securities                                                                                          4,427,206     4.51
                                                                                                         16,397,143    16.68

Energy  - 12.80%
Schlumberger Ltd.                                                                           14,698,300    1,108,987     1.13
Devon Energy Corp.                                                                          19,280,000      902,111      .92
Transocean Inc.  (1)                                                                        12,649,900      613,267      .62
Canadian Natural Resources, Ltd.                                                            10,640,000      604,881      .62
Suncor Energy Inc.                                                                          15,325,323      593,796      .60
Halliburton Co.                                                                             11,905,000      523,463      .53
Other securities                                                                                          8,237,319     8.38
                                                                                                         12,583,824    12.80

Health care  - 11.36%
Sanofi-Aventis                                                                              19,232,638    1,539,188     1.57
WellPoint, Inc.  (1)                                                                         9,487,400    1,158,032     1.18
Guidant Corp.                                                                               10,062,200      738,465      .75
Other securities                                                                                          7,731,149     7.86
                                                                                                         11,166,834    11.36

Industrials  - 8.43%
Tyco International Ltd.                                                                     35,675,000    1,194,399     1.21
United Parcel Service, Inc., Class B                                                        12,219,300      946,874      .96
General Electric Co.                                                                        26,740,000      941,248      .96
3M Co.                                                                                       6,940,000      582,544      .59
Illinois Tool Works Inc.                                                                     6,450,000      578,887      .59
Boeing Co.                                                                                  10,400,000      571,688      .58
General Dynamics Corp.                                                                       5,120,700      539,466      .55
Southwest Airlines Co.                                                                      36,079,877      499,706      .51
Other securities                                                                                          2,434,586     2.48
                                                                                                          8,289,398     8.43

Financials  - 6.53%
Freddie Mac                                                                                 17,102,300    1,060,343     1.08
American International Group, Inc.                                                          15,350,200    1,025,393     1.04
Fannie Mae                                                                                  16,111,400      941,872      .96
Other securities                                                                                          3,387,726     3.45
                                                                                                          6,415,334     6.53

Consumer staples  - 5.41%
Altria Group, Inc.                                                                          26,700,000    1,752,855     1.78
Walgreen Co.                                                                                21,060,000      902,000      .92
Coca-Cola Co.                                                                               15,365,000      657,622      .67
Avon Products, Inc.                                                                         11,439,000      489,246      .50
Other securities                                                                                          1,514,666     1.54
                                                                                                          5,316,389     5.41


Materials- 4.20%                                                                                          4,127,074     4.20


Telecommunication services  - 3.85%
Vodafone Group PLC (ADR)                                                                    47,085,000    1,237,865
Vodafone Group PLC                                                                          78,465,000      205,489     1.47
mm02 PLC  (1)                                                                              218,743,200      508,740      .52
Other securities                                                                                          1,828,021     1.86
                                                                                                          3,780,115     3.85


Utilities - 0.13%                                                                                           131,225      .13


Miscellaneous  -  2.33%
Other common stocks in initial period of acquisition                                                      2,287,316     2.33


Total common stocks (cost: $72,538,356,000)                                                              88,635,692    90.18



                                                                                                             Market    Percent
                                                                                              Shares         value      of net
Convertible securities  - 0.11%                                                                              (000)      assets

Total convertible securities (cost: $63,549,000)                                                            102,449      .11



                                                                                                             Market    Percent
                                                                                      Principal amount       value      of net
Bonds & notes  - 0.14%                                                                    (000)              (000)      assets

Telecommunication services - 0.13%                                                                          125,777      .13

Consumer discretionary - 0.01%
AOL Time Warner Inc. 5.625% 2005                                                              $ 10,795       10,838      .01


Total bonds & notes (cost: $122,974,000)                                                                    136,615      .14


                                                                                                             Market    Percent
                                                                                      Principal amount       value      of net
Short-term securities  - 9.46%                                                            (000)              (000)      assets


U.S. Treasury Bills 1.915%-2.636% due 3/3-5/26/2005                                          2,558,200    2,551,850     2.60
Freddie Mac 2.372%-2.61% due 3/14-4/22/2005                                                    648,014      646,691      .66
Federal Home Loan Bank 2.36%-2.585% due 3/11-4/29/2005                                         601,952      600,253      .61
Edison Asset Securitization LLC 2.40%-2.60% due 3/9-4/13/2005 (2)                              123,300      123,101      .23
General Electric Capital Services, Inc. 2.48%-2.52% due 3/18-3/23/2005                         100,000       99,858
Fannie Mae 2.42%-2.50% due 3/21-4/8/2005                                                       200,000      199,666      .20
AIG Funding, Inc. 2.65% due 4/27/2005                                                           50,000       49,795      .05
Other securities                                                                                          5,025,789     5.11


TOTAL SHORT-TERM SECURITIES (cost: $9,297,077,000)                                                        9,297,003     9.46


TOTAL INVESTMENT SECURITIES (cost: $82,021,956,000)                                                      98,171,759    99.89

OTHER ASSETS LESS LIABILITIES                                                                               111,296      .11

NET ASSETS                                                                                              $98,283,055  100.00%



 "Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

 "Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

(1)  Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $3,058,569,000, which represented 3.11% of the net assets of the fund.

(3) Valued under fair value procedures adopted by authority of the Board of Directors.

(4)  Unaffiliated issuer at 2/28/2005

ADR = American Depositary Receipts

See Notes to Financial Statements




INVESTMENTS IN AFFILIATES:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective indutry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions for the six months ended February 28, 2005 appear below.


                                                                                         Beginning
Company                                                                            shares or principal      Purchases          Sales
                                                                                           amount
Burlington Resources Inc.                                                               19,760,000                  -             -
Forest Laboratories, Inc. (1)                                                           20,311,800                  -             -
Maxim Integrated Products, Inc.                                                         16,590,000            900,000             -
Qwest Communications International Inc. (1)                                              7,773,100        110,126,900             -
Qwest Capital Funding, Inc. 7.75% 2031                                                           -         53,800,000             -
U S WEST Capital Funding, Inc. 6.875% 2028                                                       -         36,000,000             -
Qwest Capital Funding, Inc. 7.625% 2021                                                          -         25,000,000             -
U S WEST Capital Funding, Inc. 6.50% 2018                                                        -         25,250,000             -
EOG Resources, Inc.                                                                      6,200,000             15,000             -
Xilinx, Inc.                                                                            14,800,000          3,050,000             -
Limited Brands, Inc.                                                                    20,700,000                  -             -
USX-U.S. Steel Group                                                                             -          7,375,000             -
BJ Services Co.                                                                          3,000,000          5,975,000             -
Altera Corp. (1)                                                                        15,700,000          4,200,000             -
Harrah's Entertainment, Inc.                                                             4,650,000          1,450,000             -
Express Scripts, Inc. (1)                                                                4,710,000                  -             -
Microchip Technology Inc.                                                               10,225,000          2,530,000             -
Advanced Micro Devices, Inc. (1)                                                        12,000,000          7,800,000             -
ENSCO International  Inc.                                                                8,235,000                  -             -
Rowan Companies, Inc.                                                                    6,450,000                  -             -
American Pharmaceutical Partners, Inc. (1)                                               3,800,000                  -             -
Brinker International, Inc. (1)                                                          3,000,000          2,000,000             -
Pogo Producing Co.                                                                       3,644,400                  -             -
Teradyne, Inc. (1)                                                                       6,250,000          4,900,000             -
Ceridian Corp. (1)                                                                       7,240,900          1,300,000             -
Sabre Holdings Corp., Class A                                                            7,062,811                  -             -
SINA Corp. (1)                                                                           2,552,000                  -             -
Broadview Networks Holdings Inc., Series E, convertible preferred (1) (2) (3)            1,588,972                  -             -
Broadview Networks Holdings, Inc., Series E, warrants, expire 2012 (1) (2) (3)             634,116                  -             -
Broadview Networks Holdings, Inc., Series E, warrants, expire 2012 (1) (2) (3)              96,812                  -             -
Big Lots, Inc. (1) (4)                                                                   7,000,000                  -     2,000,000


                                                                                        Ending          Dividend/Interest     Market
Company                                                                          shares or principal         income           value
                                                                                        amount                (000)           (000)
Burlington Resources Inc.                                                            19,760,000             $ 3,359        $ 980,689
Forest Laboratories, Inc. (1)                                                        20,311,800                   -          867,314
Maxim Integrated Products, Inc.                                                      17,490,000               3,318          752,420
Qwest Communications International Inc. (1)                                         117,900,000                   -          459,810
Qwest Capital Funding, Inc. 7.75% 2031                                               53,800,000               1,437           49,563
U S WEST Capital Funding, Inc. 6.875% 2028                                           36,000,000                 965           30,870
Qwest Capital Funding, Inc. 7.625% 2021                                              25,000,000                 661           23,250
U S WEST Capital Funding, Inc. 6.50% 2018                                            25,250,000                 703           22,094
EOG Resources, Inc.                                                                   6,215,000                 745          566,311
Xilinx, Inc.                                                                         17,850,000               1,686          539,070
Limited Brands, Inc.                                                                 20,700,000              30,429          492,246
USX-U.S. Steel Group                                                                  7,375,000                 572          459,905
BJ Services Co.                                                                       8,975,000                 908          448,391
Altera Corp. (1)                                                                     19,900,000                   -          412,726
Harrah's Entertainment, Inc.                                                          6,100,000               3,547          400,099
Express Scripts, Inc. (1)                                                             4,710,000                   -          354,616
Microchip Technology Inc.                                                            12,755,000               1,477          350,252
Advanced Micro Devices, Inc. (1)                                                     19,800,000                   -          345,510
ENSCO International  Inc.                                                             8,235,000                 206          331,706
Rowan Companies, Inc.                                                                 6,450,000               1,612          204,336
American Pharmaceutical Partners, Inc. (1)                                            3,800,000                   -          198,588
Brinker International, Inc. (1)                                                       5,000,000                   -          189,300
Pogo Producing Co.                                                                    3,644,400                 456          177,154
Teradyne, Inc. (1)                                                                   11,150,000                   -          171,933
Ceridian Corp. (1)                                                                    8,540,900                   -          155,871
Sabre Holdings Corp., Class A                                                         7,062,811               1,165          148,884
SINA Corp. (1)                                                                        2,552,000                   -           72,809
Broadview Networks Holdings Inc., Series E, convertible preferred (1) (2) (3)         1,588,972                   -              550
Broadview Networks Holdings, Inc., Series E, warrants, expire 2012 (1) (2) (3)          634,116                   -                -
Broadview Networks Holdings, Inc., Series E, warrants, expire 2012 (1) (2) (3)           96,812                   -                -
Big Lots, Inc. (1) (4)                                                                5,000,000                   -                -

                                                                                                           $ 53,246      $ 9,206,267




FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES                                                                                        unaudited
at February 28, 2005
                                                                         (dollars and shares in thousands, except per-share amounts)
Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $74,778,065)                                                 $88,965,492
  Affiliated issuers (cost: $7,243,891)                                                      9,206,267              $98,171,759
 Cash denominated in non-U.S. currencies
  (cost: $12,540)                                                                                                        13,620
 Cash                                                                                                                        71
 Receivables for:
  Sales of investments                                                                         271,790
  Sales of fund's shares                                                                       301,671
  Dividends and interest                                                                        76,091                  649,552
 Other assets                                                                                                               280
                                                                                                                     98,835,282
Liabilities:
 Payables for:
  Purchases of investments                                                                     337,926
  Repurchases of fund's shares                                                                 127,020
  Investment advisory services                                                                  20,214
  Services provided by affiliates                                                               64,083
  Deferred Directors' compensation                                                               1,608
  Other fees and expenses                                                                        1,376                  552,227
Net assets at February 28, 2005                                                                                     $98,283,055

Net assets consist of:
 Capital paid in on shares of capital stock                                                                         $82,094,706
 Undistributed net investment income                                                                                     88,554
 Accumulated net realized loss                                                                                          (51,488)
 Net unrealized appreciation                                                                                         16,151,283
Net assets at February 28, 2005                                                                                     $98,283,055

[Total authorized capital stock - 5,500,000 shares, $.001 par value (3,623,806 total shares outstanding)





                                          Net assets              Shares outstanding      Net asset value per share(1)

Class A                                  $60,837,727                   2,230,976                  $27.27
Class B                                    5,567,787                     210,290                  26.48
Class C                                    5,998,603                     227,129                  26.41
Class F                                    9,665,838                     356,201                  27.14
Class 529-A                                1,111,635                      40,888                  27.19
Class 529-B                                  283,358                      10,632                  26.65
Class 529-C                                  362,642                      13,602                  26.66
Class 529-E                                   60,499                       2,236                  27.06
Class 529-F                                   23,349                         860                  27.15
Class R-1                                     94,763                       3,537                  26.79
Class R-2                                  1,245,439                      46,507                  26.78
Class R-3                                  4,881,431                     180,940                  26.98
Class R-4                                  5,966,711                     219,968                  27.13
Class R-5                                  2,183,273                      80,040                  27.28


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $28.93 and $28.85, respectively.


See Notes to Financial Statements



STATEMENT OF OPERATIONS
for the six months ended February 28, 2005
Investment income:                                                                                                         unaudited
 Income:                                                                                                      (dollars in thousands)
  Dividends (net of non-U.S. withholding
            tax of $2,810; also includes
            $49,480 from affiliates)                                                          $569,751
  Interest (also includes $3,766 from affiliates)                                              102,572                 $672,323

 Fees and expenses:
  Investment advisory services                                                                 127,767
  Distribution services                                                                        158,410
  Transfer agent services                                                                       37,176
  Administrative services                                                                       24,155
  Reports to shareholders                                                                        1,524
  Registration statement and prospectus                                                          3,586
  Postage, stationery and supplies                                                               5,030
  Directors' compensation                                                                          296
  Auditing and legal                                                                                68
  Custodian                                                                                      2,775
  State and local taxes                                                                              1
  Other                                                                                            199
  Total expenses before reimbursement/waiver                                                   360,987
   Reimbursement/waiver of expenses                                                              6,604                  354,383
 Net investment income                                                                                                  317,940

Net realized gain and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized gain (loss) on:
  Investments (includes $4,559 net loss from affiliates)                                       368,531
  Non-U.S. currency transactions                                                                (1,240)                 367,291
 Net unrealized appreciation on:
  Investments                                                                                9,143,116
  Non-U.S. currency translations                                                                   545                9,143,661
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                              9,510,952
Net increase in net assets resulting
 from operations                                                                                                     $9,828,892


See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                                                                            (dollars in thousands)

                                                                                            Six months                Year ended
                                                                                        ended February 28,            August 31,
                                                                                              2005(*)                    2004
Operations:
 Net investment income                                                                        $317,940                  $57,036
 Net realized gain on investments and
  non-U.S. currency transactions                                                               367,291                1,517,009
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                          9,143,661                2,933,858
  Net increase in net assets
   resulting from operations                                                                 9,828,892                4,507,903

Dividends paid to shareholders from net investment income                                     (281,649)                 (20,306)

Capital share transactions                                                                   9,536,940               21,009,117

Total increase in net assets                                                                19,084,183               25,496,714

Net assets:
 Beginning of period                                                                        79,198,872               53,702,158
 End of period (including
  undistributed
  net investment income: $88,554 and $52,263,
  respectively)                                                                            $98,283,055              $79,198,872



(*)Unaudited

See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS                                          unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:



Share class       Initial sales charge          Contingent deferred sales               Conversion feature
                                                charge upon redemption

Classes A and 529-A       Up to 5.75%           None (except 1% for                     None
                                                certain redemptions
                                                within one year of
                                                purchase without an
                                                initial sales charge)

Classes B and 529-B             None            Declines from 5% to zero                Classes B and 529-B convert to
                                                for redemptions within                  classes A and 529-A, respectively,
                                                six years of purchase                   after eight years

Class C                         None            1% for redemptions within               Class C converts to Class F
                                                one year of purchase                    after 10 years

Class 529-C                     None            1% for redemptions within               None
                                                one year of purchase

Class 529-E                     None            None                                    None

Classes F and 529-F             None            None                                    None

Classes R-1, R-2, R-3,          None            None                                    None
R-4 and R-5




Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

CollegeAmerica  is a  registered  trademark  of  the  Virginia  College  Savings
Plan.(SM)

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 28, 2005, the cost of investment securities for federal income tax purposes was $82,034,609,000.

As of February 28, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):


Undistributed net investment income and currency gains                   $88,812

Accumulated short-term capital losses                                  (378,703)

Undistributed long-term capital gains                                    341,108

Gross unrealized appreciation on investment securities                18,312,021

Gross unrealized depreciation on investment securities               (2,174,871)

Net unrealized appreciation on investment securities                  16,137,150

Accumulated short-term capital losses above include a capital loss carryforward of $405,043,000 expiring in 2011. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended February 28, 2005, the fund realized, on a tax basis, a net capital gain of $367,448,000.

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):




SHARE CLASS                              SIX MONTHS ENDED FEBRUARY 28, 2005     YEAR ENDED AUGUST 31, 2004
Class A                                             $ 196,961                             $ 11,834
Class B                                                     -                                    -
Class C                                                     -                                    -
Class F                                                33,311                                4,078
Class 529-A                                             3,700                                  640
Class 529-B                                                 -                                    -
Class 529-C                                                 -                                    -
Class 529-E                                                20                                    -
Class 529-F                                                69                                    9
Class R-1                                                   -                                    -
Class R-2                                                   -                                    -
Class R-3                                               9,434                                1,019
Class R-4                                              24,656                                1,782
Class R-5                                              13,498                                  944
Total                                               $ 281,649                             $ 20,306


(*)  Amount less than one thousand.



4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.50% on the first $1 billion of daily net assets and decreasing to 0.260% on such assets in excess of $89 billion. During the six months ended February 28, 2005, CRMC reduced investment advisory services fees by $6,388,000. As a result, the fee shown on the accompanying financial statements of $127,767,000, which was equivalent to an annualized rate of 0.287%, was reduced to $121,379,000, or 0.273% of average daily net assets.


CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2005, unreimbursed expenses subject to reimbursement totaled $12,418,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.



         SHARE CLASS                                       CURRENTLY APPROVED LIMITS            PLAN LIMITS

         Class A                                                      0.25%                         0.25%

         Class 529-A                                                  0.25                          0.50

         Classes B and 529-B                                          1.00                          1.00

         Classes C, 529-C and R-1                                     1.00                          1.00

         Class R-2                                                    0.75                          1.00

         Classes 529-E and R-3                                        0.50                          0.75

         Classes F, 529-F and R-4                                     0.25                          0.50



         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended February 28, 2005, CRMC agreed to pay a portion of these fees for Class R-2. For the six months ended February 28, 2005, the total fees paid by CRMC were $216,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

         Expenses under the agreements described on the previous page for the six months ended February 28, 2005, were as follows (dollars in thousands):



         `
           SHARE CLASS    DISTRIBUTION    TRANSFER AGENT                     ADMINISTRATIVE SERVICES
                            SERVICES         SERVICES

                                                                  CRMC          TRANSFER AGENT      COMMONWEALTH OF
                                                             ADMINISTRATIVE        SERVICES             VIRGINIA
                                                                SERVICES                             ADMINISTRATIVE
                                                                                                        SERVICES

             Class A         $70,978          $34,081        Not applicable     Not applicable       Not applicable

             Class B         26,043            3,095         Not applicable     Not applicable       Not applicable

             Class C          27,034         Included            $4,055              $714            Not applicable
                                                in
                                          administrative
                                             services


             Class F          10,507         Included             6,304               483            Not applicable
                                                in
                                          administrative
                                             services

           Class 529-A         702           Included               717                87                 $ 478
                                                in
                                          administrative
                                             services

           Class 529-B        1,256          Included               188                60                   125
                                                in
                                          administrative
                                             services

           Class 529-C        1,580          Included               237                63                   158
                                                in
                                          administrative
                                             services

           Class 529-E         131           Included                39                 5                   26
                                                in
                                          administrative
                                             services

           Class 529-F          25           Included                15                 2                   10
                                                in
                                          administrative
                                             services

            Class R-1          367           Included                55                15            Not applicable
                                                in
                                          administrative
                                             services

            Class R-2         3,917          Included               783             1,611            Not applicable
                                                in
                                          administrative
                                             services

            Class R-3         9,964          Included             2,989               470            Not applicable
                                                in
                                          administrative
                                             services

            Class R-4         5,906          Included             3,544                51            Not applicable
                                                in
                                          administrative
                                             services

            Class R-5    Not applicable      Included               854                17            Not applicable
                                                in
                                          administrative
                                             services

              Total         $158,410          $37,176           $19,780            $3,578                $797



DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $296,000, shown on the accompanying financial statements, includes $165,000 in current fees (either paid in cash or deferred) and a net increase of $131,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):



                                                                                                      Reinvestments of dividends
Share class                                                                   Sales(1)                    and distributions
                                                                        Amount        Shares              Amount       Shares
Six months ended February 28, 2005
Class A                                                             $5,934,087       225,715           $ 188,687       7,093
Class B                                                                435,035        17,104                   -           -
Class C                                                                933,438        36,640                   -           -
Class F                                                              2,069,706        79,111              28,586       1,080
Class 529-A                                                            213,184         8,105               3,700         140
Class 529-B                                                             41,612         1,619                   -           -
Class 529-C                                                             65,205         2,528                   -           -
Class 529-E                                                             12,053           461                  20           1
Class 529-F                                                              6,294           242                  69           3
Class R-1                                                               39,783         1,537                   -           -
Class R-2                                                              387,352        15,011                   -           -
Class R-3                                                            1,714,389        65,861               9,421         358
Class R-4                                                            2,636,925       101,616              24,612         930
Class R-5                                                            1,044,538        39,861              13,271         499
Total net increase
   (decrease)                                                      $15,533,601       595,411           $ 268,366      10,104

Year ended August 31,2004
Class A                                                            $13,997,627       571,535            $ 11,368         479
Class B                                                              1,361,390        57,197                   -           -
Class C                                                              2,272,540        95,568                   -           -
Class F                                                              4,026,826       165,027              3,553          150
Class 529-A                                                            396,211        16,197                640           27
Class 529-B                                                             94,663         3,934                   -           -
Class 529-C                                                            135,685         5,626                   -           -
Class 529-E                                                             21,280           876                   -           -
Class 529-F                                                             10,194           420                   9          -*
Class R-1                                                               45,559         1,891                   -           -
Class R-2                                                              652,292        26,868                   -           -
Class R-3                                                            2,767,267       113,203              1,018           43
Class R-4                                                            3,346,408       136,236              1,779           75
Class R-5                                                            1,025,373        41,161                907           38
Total net increase
   (decrease)                                                      $30,153,315     1,235,739            $ 19,274         812


Share class                                                            Repurchases(1)                    Net increase
                                                                   Amount         Shares             Amount           Shares
Six months ended February 28, 2005
Class A                                                            $ (3,886,004)   (147,781)          $2,236,770      85,027
Class B                                                                (218,334)     (8,575)             216,701       8,529
Class C                                                                (326,780)    (12,831)             606,658      23,809
Class F                                                                (560,059)    (21,455)           1,538,233      58,736
Class 529-A                                                             (21,206)       (806)             195,678       7,439
Class 529-B                                                              (3,518)       (136)              38,094       1,483
Class 529-C                                                              (8,671)       (336)              56,534       2,192
Class 529-E                                                              (1,472)        (56)              10,601         406
Class 529-F                                                                (553)        (21)               5,810         224
Class R-1                                                                (9,651)       (374)              30,132       1,163
Class R-2                                                              (108,576)     (4,210)             278,776      10,801
Class R-3                                                              (402,868)    (15,444)           1,320,942      50,775
Class R-4                                                              (496,087)    (18,948)           2,165,450      83,598
Class R-5                                                              (221,248)     (8,444)             836,561      31,916
Total net increase
   (decrease)                                                      $ (6,265,027)   (239,417)          $9,536,940     366,098

Year ended August 31,2004
Class A                                                            $ (6,407,752)   (261,061)          $7,601,243     310,953
Class B                                                                (337,205)    (14,098)           1,024,185      43,099
Class C                                                                (430,258)    (18,004)           1,842,282      77,564
Class F                                                                (824,402)    (33,759)           3,205,977     131,418
Class 529-A                                                             (23,708)       (964)             373,143      15,260
Class 529-B                                                              (4,482)       (185)              90,181       3,749
Class 529-C                                                              (8,634)       (359)             127,051       5,267
Class 529-E                                                              (1,490)        (62)              19,790         814
Class 529-F                                                                (487)        (20)               9,716         400
Class R-1                                                               (13,212)       (547)              32,347       1,344
Class R-2                                                              (118,354)     (4,877)             533,938      21,991
Class R-3                                                              (399,246)    (16,323)           2,369,039      96,923
Class R-4                                                              (439,571)    (17,816)           2,908,616     118,495
Class R-5                                                              (154,671)     (6,245)             871,609      34,954
Total net increase
   (decrease)                                                      $ (9,163,472)   (374,320)         $21,009,117     862,231


(*) Amount less than one thousand.

(1) Includes exchanges between share classes of the fund.



6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $18,111,984,000 and $9,800,959,000, respectively, during the six months ended February 28, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2005, the custodian fee of $2,775,000, shown on the accompanying financial statements, includes $58,000 that was offset by this reduction, rather than paid in cash.




Financial highlights(1)



                                                                                    Income (loss) from investment operations(2)
                                                                                                        Net
                                                          Net asset                             gains (losses)
                                                           value,              Net              on securities         Total from
                                                          beginning         investment          (both realized        investment
                                                          of period       income (loss)        and unrealized)        operations
Class A:
 Six months ended 2/28/2005(5)                             $24.43             $.11                  $2.82               $2.93
 Year ended 8/31/2004                                       22.49              .05                   1.90                1.95
 Year ended 8/31/2003                                       18.57              .06                   3.88                3.94
 Year ended 8/31/2002                                       23.20              .04                  (4.62)              (4.58)
 Year ended 8/31/2001                                       35.91              .15                  (8.62)              (8.47)
 Year ended 8/31/2000                                       26.20              .18                  12.77                12.95
Class B:
 Six months ended 2/28/2005(5)                              23.73              .01                   2.74                2.75
 Year ended 8/31/2004                                       22.00             (.13)                  1.86                1.73
 Year ended 8/31/2003                                       18.28             (.09)                  3.81                3.72
 Year ended 8/31/2002                                       22.98             (.13)                 (4.57)              (4.70)
 Year ended 8/31/2001                                       35.79             (.07)                 (8.56)              (8.63)
 Period from 3/15/2000 to 8/31/2000                         32.44                -(7)                3.35                3.35
Class C:
 Six months ended 2/28/2005(5)                              23.68                -(7)                2.73                2.73
 Year ended 8/31/2004                                       21.96             (.14)                  1.86                1.72
 Year ended 8/31/2003                                       18.26             (.10)                  3.80                3.70
 Year ended 8/31/2002                                       22.95             (.13)                 (4.56)              (4.69)
 Period from 3/15/2001 to 8/31/2001                         23.78             (.08)                 (.75)                (.83)
Class F:
 Six months ended 2/28/2005(5)                              24.33              .10                   2.81                2.91
 Year ended 8/31/2004                                       22.41              .04                   1.90                1.94
 Year ended 8/31/2003                                       18.53              .05                   3.87                3.92
 Year ended 8/31/2002                                       23.19              .03                  (4.61)              (4.58)
 Period from 3/15/2001 to 8/31/2001                         23.92              .02                  (.75)                (.73)
Class 529-A:
 Six months ended 2/28/2005(5)                              24.38              .10                   2.81                2.91
 Year ended 8/31/2004                                       22.47              .04                   1.90                1.94
 Year ended 8/31/2003                                       18.56              .07                   3.88                3.95
 Period from 2/15/2002 to 8/31/2002                         22.62              .01                  (4.07)              (4.06)
Class 529-B:
 Six months ended 2/28/2005(5)                              23.91             (.01)                  2.75                2.74
 Year ended 8/31/2004                                       22.20             (.18)                  1.89                1.71
 Year ended 8/31/2003                                       18.48             (.12)                  3.84                3.72
 Period from 2/15/2002 to 8/31/2002                         22.62             (.08)                 (4.06)              (4.14)
Class 529-C:
 Six months ended 2/28/2005(5)                              23.91             (.01)                  2.76                2.75
 Year ended 8/31/2004                                       22.21             (.17)                  1.87                1.70
 Year ended 8/31/2003                                       18.48             (.12)                  3.85                3.73
 Period from 2/15/2002 to 8/31/2002                         22.62             (.08)                 (4.06)              (4.14)
Class 529-E:
 Six months ended 2/28/2005(5)                              24.22              .06                   2.79                2.85
 Year ended 8/31/2004                                       22.37             (.05)                  1.90                1.85
 Year ended 8/31/2003                                       18.55             (.02)                  3.87                3.85
 Period from 3/1/2002 to 8/31/2002                          22.95             (.02)                 (4.38)              (4.40)
Class 529-F:
 Six months ended 2/28/2005(5)                              24.34              .09                   2.81                2.90
 Year ended 8/31/2004                                       22.45              .02                   1.89                1.91
 Period from 9/16/2002 to 8/31/2003                         18.39              .03                   4.06                4.09




Financial highlights

                                                                                    Income (loss) from investment operations(2)
                                                                                                     Net
                                                          Net asset                             gains(losses)
                                                           value,              Net              on securities         Total from
                                                          beginning         investment          (both realized        investment
                                                          of period       income (loss)        and unrealized)        operations
Class R-1:
 Six months ended 2/28/2005(5)                             $24.02              $ -(7)               $2.77                $2.77
 Year ended 8/31/2004                                       22.28             (.15)                  1.89                1.74
 Year ended 8/31/2003                                       18.53             (.11)                  3.87                3.76
 Period from 6/6/2002 to 8/31/2002                          21.08             (.03)                 (2.52)              (2.55)
Class R-2:
 Six months ended 2/28/2005(5)                              24.01              .01                   2.76                2.77
 Year ended 8/31/2004                                       22.26             (.14)                  1.89                1.75
 Year ended 8/31/2003                                       18.53             (.10)                  3.86                3.76
 Period from 5/21/2002 to 8/31/2002                         22.11             (.03)                 (3.55)              (3.58)
Class R-3:
 Six months ended 2/28/2005(5)                              24.18              .07                   2.79                2.86
 Year ended 8/31/2004                                       22.35             (.03)                  1.88                1.85
 Year ended 8/31/2003                                       18.55             (.02)                  3.86                3.84
 Period from 5/21/2002 to 8/31/2002                         22.11             (.01)                 (3.55)              (3.56)
Class R-4:
 Six months ended 2/28/2005(5)                              24.35              .10                   2.81                2.91
 Year ended 8/31/2004                                       22.44              .05                   1.90                1.95
 Year ended 8/31/2003                                       18.57              .05                   3.87                3.92
 Period from 5/28/2002 to 8/31/2002                         22.01              .01                  (3.45)              (3.44)
Class R-5:
 Six months ended 2/28/2005(5)                              24.50              .15                   2.82                2.97
 Year ended 8/31/2004                                       22.52              .12                   1.91                2.03
 Year ended 8/31/2003                                       18.58              .11                   3.89                4.00
 Period from 5/15/2002 to 8/31/2002                         22.40              .03                  (3.85)              (3.82)


                                                                     Dividends and distributions

                                                        Dividends
                                                        (from net     Distributions          Total           Net asset
                                                       investment     (from capital      dividends and       value, end     Total
                                                         income)          gains)         distributions       of period     return(3)
Class A:
 Six months ended 2/28/2005(5)                           $(.09)             $-              $(.09)            $27.27       12.00%
 Year ended 8/31/2004                                     (.01)              -               (.01)             24.43         8.65
 Year ended 8/31/2003                                     (.02)              -               (.02)             22.49        21.23
 Year ended 8/31/2002                                     (.05)              -               (.05)             18.57       (19.80)
 Year ended 8/31/2001                                     (.15)           (4.09)             (4.24)            23.20       (25.28)
 Year ended 8/31/2000                                     (.04)           (3.20)             (3.24)            35.91        53.51
Class B:
 Six months ended 2/28/2005(5)                              -                -                  -              26.48        11.59
 Year ended 8/31/2004                                       -                -                  -              23.73         7.86
 Year ended 8/31/2003                                       -                -                  -              22.00        20.35
 Year ended 8/31/2002                                       -                -                  -              18.28       (20.45)
 Year ended 8/31/2001                                     (.09)           (4.09)             (4.18)            22.98       (25.83)
 Period from 3/15/2000 to 8/31/2000                         -                -                  -              35.79        10.33
Class C:
 Six months ended 2/28/2005(5)                              -                -                  -              26.41        11.53
 Year ended 8/31/2004                                       -                -                  -              23.68         7.83
 Year ended 8/31/2003                                       -                -                  -              21.96        20.26
 Year ended 8/31/2002                                       -                -                  -              18.26       (20.44)
 Period from 3/15/2001 to 8/31/2001                         -                -                  -              22.95        (3.49)
Class F:
 Six months ended 2/28/2005(5)                            (.10)              -               (.10)             27.14        11.98
 Year ended 8/31/2004                                     (.02)              -               (.02)             24.33         8.66
 Year ended 8/31/2003                                     (.04)              -               (.04)             22.41        21.22
 Year ended 8/31/2002                                     (.08)              -               (.08)             18.53       (19.83)
 Period from 3/15/2001 to 8/31/2001                         -                -                  -              23.19        (3.05)
Class 529-A:
 Six months ended 2/28/2005(5)                            (.10)              -               (.10)             27.19        11.95
 Year ended 8/31/2004                                     (.03)              -               (.03)             24.38         8.63
 Year ended 8/31/2003                                     (.04)              -               (.04)             22.47        21.35
 Period from 2/15/2002 to 8/31/2002                         -                -                  -              18.56       (17.95)
Class 529-B:
 Six months ended 2/28/2005(5)                              -                -                  -              26.65        11.46
 Year ended 8/31/2004                                       -                -                  -              23.91         7.70
 Year ended 8/31/2003                                       -                -                  -              22.20        20.13
 Period from 2/15/2002 to 8/31/2002                         -                -                  -              18.48       (18.30)
Class 529-C:
 Six months ended 2/28/2005(5)                              -                -                  -              26.66        11.50
 Year ended 8/31/2004                                       -                -                  -              23.91         7.65
 Year ended 8/31/2003                                       -                -                  -              22.21        20.18
 Period from 2/15/2002 to 8/31/2002                         -                -                  -              18.48       (18.30)
Class 529-E:
 Six months ended 2/28/2005(5)                            (.01)              -               (.01)             27.06        11.77
 Year ended 8/31/2004                                       -                -                  -              24.22         8.27
 Year ended 8/31/2003                                     (.03)              -               (.03)             22.37        20.78
 Period from 3/1/2002 to 8/31/2002                          -                -                  -              18.55       (19.17)
Class 529-F:
 Six months ended 2/28/2005(5)                            (.09)              -               (.09)             27.15        11.92
 Year ended 8/31/2004                                     (.02)              -               (.02)             24.34         8.53
 Period from 9/16/2002 to 8/31/2003                       (.03)              -               (.03)             22.45        22.27


                                                                     Dividends and distributions

                                                        Dividends
                                                        (from net      Distributions          Total         Net asset
                                                       investment      (from capital      dividends and     value, end     Total
                                                         income)           gains)         distributions     of period     return
Class R-1:
 Six months ended 2/28/2005(5)                             $ -             $ -                $ -             $26.79       11.53%
 Year ended 8/31/2004                                       -                -                  -              24.02         7.81
 Year ended 8/31/2003                                     (.01)              -               (.01)             22.28        20.29
 Period from 6/6/2002 to 8/31/2002                          -                -                  -              18.53       (12.10)
Class R-2:
 Six months ended 2/28/2005(5)                              -                -                  -              26.78        11.54
 Year ended 8/31/2004                                       -                -                  -              24.01         7.86
 Year ended 8/31/2003                                     (.03)              -               (.03)             22.26        20.29
 Period from 5/21/2002 to 8/31/2002                         -                -                  -              18.53       (16.19)
Class R-3:
 Six months ended 2/28/2005(5)                            (.06)              -               (.06)             26.98        11.83
 Year ended 8/31/2004                                     (.02)              -               (.02)             24.18         8.28
 Year ended 8/31/2003                                     (.04)              -               (.04)             22.35        20.75
 Period from 5/21/2002 to 8/31/2002                         -                -                  -              18.55       (16.10)
Class R-4:
 Six months ended 2/28/2005(5)                            (.13)              -               (.13)             27.13        11.94
 Year ended 8/31/2004                                     (.04)              -               (.04)             24.35         8.70
 Year ended 8/31/2003                                     (.05)              -               (.05)             22.44        21.19
 Period from 5/28/2002 to 8/31/2002                         -                -                  -              18.57       (15.63)
Class R-5:
 Six months ended 2/28/2005(5)                            (.19)              -               (.19)             27.28        12.15
 Year ended 8/31/2004                                     (.05)              -               (.05)             24.50         9.02
 Year ended 8/31/2003                                     (.06)              -               (.06)             22.52        21.61
 Period from 5/15/2002 to 8/31/2002                         -                -                  -              18.58       (17.05)





                                                                   Ratio of expenses       Ratio of expenses
                                                                       to average              to average               Ratio of
                                                 Net assets,           net assets              net assets          net income (loss)
                                                end of period    before reimbursements/   after reimbursements/        to average
                                                (in millions)           waivers                 waivers(4)            net assets
Class A:
 Six months ended 2/28/2005(5)                     $60,838                .69%(6)                 .67%(6)                .84%(6)
 Year ended 8/31/2004                               52,432                .70                     .70                    .20
 Year ended 8/31/2003                               41,267                .76                     .76                    .28
 Year ended 8/31/2002                               30,644                .75                     .75                    .18
 Year ended 8/31/2001                               34,312                .71                     .71                    .56
 Year ended 8/31/2000                               40,671                .70                     .70                    .58
Class B:
 Six months ended 2/28/2005(5)                      5,568                1.44(6)                 1.42(6)                 .09(6)
 Year ended 8/31/2004                               4,788                1.44                    1.44                   (.55)
 Year ended 8/31/2003                               3,490                1.53                    1.53                   (.49)
 Year ended 8/31/2002                               2,170                1.52                    1.52                   (.60)
 Year ended 8/31/2001                               1,437                1.48                    1.48                   (.29)
 Period from 3/15/2000 to 8/31/2000                  424                  .66                     .66                   (.01)
Class C:
 Six months ended 2/28/2005(5)                      5,999                1.5(6)                  1.48(6)                 .03(6)
 Year ended 8/31/2004                               4,814                1.50                    1.50                   (.60)
 Year ended 8/31/2003                               2,762                1.55                    1.55                   (.52)
 Year ended 8/31/2002                               1,370                1.55                    1.55                   (.63)
 Period from 3/15/2001 to 8/31/2001                  385                  .80                     .80                   (.34)
Class F:
 Six months ended 2/28/2005(5)                      9,666                 .72(6)                  .71(6)                 .80(6)
 Year ended 8/31/2004                               7,237                 .72                     .72                    .17
 Year ended 8/31/2003                               3,721                 .75                     .75                    .28
 Year ended 8/31/2002                               1,576                 .77                     .77                    .15
 Period from 3/15/2001 to 8/31/2001                  350                  .38                     .38                    .08
Class 529-A:
 Six months ended 2/28/2005(5)                      1,112                 .73(6)                  .72(6)                 .78(6)
 Year ended 8/31/2004                                815                  .74                     .74                    .16
 Year ended 8/31/2003                                409                  .67                     .67                    .36
 Period from 2/15/2002 to 8/31/2002                  144                  .86(6)                  .86(6)                 .07(6)
Class 529-B:
 Six months ended 2/28/2005(5)                       283                 1.62(6)                 1.60(6)                (.10)(6)
 Year ended 8/31/2004                                219                 1.62                    1.62                   (.72)
 Year ended 8/31/2003                                120                 1.66                    1.66                   (.63)
 Period from 2/15/2002 to 8/31/2002                   39                 1.66(6)                 1.66(6)                (.74)(6)
Class 529-C:
 Six months ended 2/28/2005(5)                       363                 1.61(6)                 1.59(6)                (.09)(6)
 Year ended 8/31/2004                                273                 1.61                    1.61                   (.71)
 Year ended 8/31/2003                                136                 1.65                    1.65                   (.61)
 Period from 2/15/2002 to 8/31/2002                   45                 1.64(6)                 1.64(6)                (.72)(6)
Class 529-E:
 Six months ended 2/28/2005(5)                        60                 1.09(6)                 1.07(6)                 .43(6)
 Year ended 8/31/2004                                 44                 1.09                    1.09                   (.19)
 Year ended 8/31/2003                                 23                 1.11                    1.11                   (.08)
 Period from 3/1/2002 to 8/31/2002                    6                   .56                     .56                   (.10)
Class 529-F:
 Six months ended 2/28/2005(5)                        23                  .84(6)                  .82(6)                 .68(6)
 Year ended 8/31/2004                                 16                  .84                     .84                    .07
 Period from 9/16/2002 to 8/31/2003                   5                   .86(6)                  .86(6)                 .16(6)




Financial highlights


                                                                   Ratio of expenses       Ratio of expenses
                                                                       to average              to average               Ratio of
                                                  Net assets,          net assets              net assets          net income (loss)
                                                 end of period   before reimbursements/   after reimbursements/        to average
                                                 (in millions)          waivers                 waivers(4)            net assets
Class R-1:
 Six months ended 2/28/2005(5)                        $95                1.50%(6)                1.49%(6)               0.01%(6)
 Year ended 8/31/2004                                  57                1.51                    1.51                   (.61)
 Year ended 8/31/2003                                  23                1.59                    1.53                   (.53)
 Period from 6/6/2002 to 8/31/2002                     1                  .46                     .36                   (.16)
Class R-2:
 Six months ended 2/28/2005(5)                       1,245               1.52(6)                 1.46(6)                 .04(6)
 Year ended 8/31/2004                                 857                1.60                    1.48                   (.57)
 Year ended 8/31/2003                                 305                1.82                    1.49                   (.49)
 Period from 5/21/2002 to 8/31/2002                    8                  .49                     .42                   (.17)
Class R-3:
 Six months ended 2/28/2005(5)                       4,881                .98(6)                  .97 (6)                .53(6)
 Year ended 8/31/2004                                3,148               1.05                    1.05                   (.14)
 Year ended 8/31/2003                                 743                1.11                    1.11                   (.11)
 Period from 5/21/2002 to 8/31/2002                    11                 .33                     .31                   (.06)
Class R-4:
 Six months ended 2/28/2005(5)                       5,967                .71 (6)                 .70(6)                 .81(6)
 Year ended 8/31/2004                                3,320                .71                     .71                    .20
 Year ended 8/31/2003                                 401                 .74                     .74                    .26
 Period from 5/28/2002 to 8/31/2002                    3                  .25                     .20                    .05
Class R-5:
 Six months ended 2/28/2005(5)                       2,183                .41(6)                  .40(6)                1.11(6)
 Year ended 8/31/2004                                1,179                .41                     .41                    .50
 Year ended 8/31/2003                                 297                 .43                     .43                    .56
 Period from 5/15/2002 to 8/31/2002                    95                 .13                     .13                    .14





                                                                 Six months ended
                                                                   February 28,                    Year ended August 31
                                                                     2005(5)            2004         2003        2002        2001

Portfolio turnover rate for all classes of shares                      12%               19%          25%         30%         36%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.During the six months ended 2/28/2005, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5)  Unaudited.

(6)  Annualized.

(7)  Amount less than one cent.


See Notes to Financial Statements




EXPENSE EXAMPLE (unaudited)
As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 through February 28, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.




                                                BEGINNING       ENDING      EXPENSES       ANNUALIZED
                                                 ACCOUNT       ACCOUNT     PAID DURING    EXPENSE RATIO
                                                  VALUE         VALUE       PERIOD(1)
                                                 9/1/2004     2/28/2005


Class A -- actual return                    $  1,000.00        1,120.01      $3.52            .67%
Class A -- assumed 5% return                   1,000.00        1,021.47       3.36            .67


Class B -- actual return                       1,000.00        1,115.89       7.45           1.42
Class B -- assumed 5% return                   1,000.00        1,017.75       7.10           1.42


Class C -- actual return                       1,000.00        1,115.29       7.76           1.48
Class C -- assumed 5% return                   1,000.00        1,017.46       7.40           1.48


Class F -- actual return                       1,000.00        1,119.80       3.73            .71
Class F -- assumed 5% return                   1,000.00        1,021.27       3.56            .71


Class 529-A -- actual return                   1,000.00        1,119.49       3.78            .72
Class 529-A -- assumed 5% return               1,000.00        1,021.22       3.61            .72


Class 529-B -- actual return                   1,000.00        1,114.61       8.39           1.60
Class 529-B -- assumed 5% return               1,000.00        1,016.86       8.00           1.60


Class 529-C -- actual return                   1,000.00        1,115.03       8.34           1.59
Class 529-C -- assumed 5% return               1,000.00        1,016.91       7.95           1.59


Class 529-E -- actual return                   1,000.00        1,117.69       5.62           1.07
Class 529-E -- assumed 5% return               1,000.00        1,019.49       5.36           1.07


Class 529-F -- actual return                   1,000.00        1,119.23       4.31            .82
Class 529-F -- assumed 5% return               1,000.00        1,020.73       4.11            .82


Class R-1 -- actual return                     1,000.00        1,115.32       7.81           1.49
Class R-1 -- assumed 5% return                 1,000.00        1,017.41       7.45           1.49


Class R-2 -- actual return                     1,000.00        1,115.36       7.66           1.46
Class R-2 -- assumed 5% return                 1,000.00        1,017.55       7.30           1.46


Class R-3 -- actual return                     1,000.00        1,118.35       5.09            .97
Class R-3 -- assumed 5% return                 1,000.00        1,019.98       4.86            .97


Class R-4 -- actual return                     1,000.00        1,119.41       3.68            .70
Class R-4 -- assumed 5% return                 1,000.00        1,021.32       3.51            .70


Class R-5 -- actual return                     1,000.00        1,121.45       2.10            .40
Class R-5 -- assumed 5% return                 1,000.00        1,022.81       2.01            .40



(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).







OTHER SHARE CLASS RESULTS                                                                                         unaudited


Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown.
Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended March 31, 2005
(the most recent calendar quarter):                                           1 year           5 years         Life of class

Class B shares
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares
     are sold within six years of purchase                                    +0.42%           -2.89%            -1.63%(1)
Not reflecting CDSC                                                           +5.42%           -2.55%            -1.46%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                              +4.39%                --            +2.25%(2)
Not reflecting CDSC                                                           +5.39%                --            +2.25%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                          +6.18%                --            +3.07%(2)

Class 529-A shares
Reflecting 5.75% maximum sales charge                                         +0.08%                --            +3.84%(4)
Not reflecting maximum sales charge                                           +6.21%                --            +5.83%(4)

Class 529-B shares
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                     +0.25%                --            +4.01%(4)
Not reflecting CDSC                                                           +5.25%                --            +4.89%(4)

Class 529-C shares
Reflecting applicable CDSC, maximum of 1%, payable
     only if shares are sold within one year of purchase                      +4.25%                --            +4.90%(4)
Not reflecting CDSC                                                           +5.25%                --            +4.90%(4)

Class 529-E shares(3)                                                         +5.79%                --            +5.05%(5)

Class 529-F shares(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                          +6.05%                --           +16.19%(6)

The fund's investment adviser is waiving a portion of its management fees.
Results shown reflect the waiver. Please see the Financial Highlights table on page 22 for details.


(1) Average annual total return from March 15, 2000, when Class B shares were first sold.

(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.

(3) These shares are sold without any initial or contingent deferred sales charge.

(4) Average annual total return from February 15, 2002, when Class 529-A, Class 529-B and Class 529-C shares were first sold.

(5) Average annual total return from March 1, 2002, when Class 529-E shares were first sold.

(6) Average annual total return from September 16, 2002, when Class 529-F shares were first sold.


OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete February 28, 2005, portfolio of The Growth Fund of America's investments is available free of charge on the SEC website or upon request by calling AFS.

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of The Growth Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
>  THE GROWTH FUND OF AMERICA(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-905-0405P

Litho in USA AGD/GRS/8084-S1936

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments


[logo - AMERICAN FUNDS (r)]


THE GROWTH FUND OF AMERICA
INVESTMENT PORTFOLIO

February 28, 2005


                                                                                                                           unaudited

                                                                                                                        Market value
Common stocks -- 90.18%                                                                               Shares                   (000)


INFORMATION TECHNOLOGY -- 18.46%
Microsoft Corp.                                                                                   73,225,000              $1,843,806
Texas Instruments Inc.                                                                            43,120,200               1,141,392
Google Inc., Class A(1)                                                                            5,272,100                 991,102
Taiwan Semiconductor Manufacturing Co. Ltd.                                                      534,756,085                 946,623
Applied Materials, Inc.(1)                                                                        47,165,000                 825,387
First Data Corp.                                                                                  19,440,000                 797,429
Corning Inc.(1)                                                                                   66,145,000                 758,683
Maxim Integrated Products, Inc.(2)                                                                17,490,000                 752,420
Linear Technology Corp.                                                                           15,175,000                 592,735
Xilinx, Inc.(2)                                                                                   17,850,000                 539,070
Samsung Electronics Co., Ltd.                                                                        983,800                 516,397
Analog Devices, Inc.                                                                              13,216,666                 485,316
Yahoo! Inc.(1)                                                                                    14,450,554                 466,319
Cisco Systems, Inc.(1)                                                                            24,364,500                 424,430
Altera Corp.(1,2)                                                                                 19,900,000                 412,726
KLA-Tencor Corp.(1)                                                                                8,100,000                 400,221
Microchip Technology Inc.(2)                                                                      12,755,000                 350,252
Advanced Micro Devices, Inc.(1,2)                                                                 19,800,000                 345,510
Micron Technology, Inc.(1)                                                                        28,510,000                 327,865
Automatic Data Processing, Inc.                                                                    7,500,000                 322,200
Sun Microsystems, Inc.(1)                                                                         71,546,700                 301,927
Intuit Inc.(1)                                                                                     6,334,900                 271,134
International Business Machines Corp.                                                              2,515,000                 232,839
EMC Corp.(1)                                                                                      17,700,000                 224,082
CDW Corp.                                                                                          3,500,000                 201,145
Murata Manufacturing Co., Ltd.                                                                     3,524,000                 194,916
Flextronics International Ltd.(1)                                                                 14,075,000                 187,901
AU Optronics Corp.                                                                               115,400,000                 180,510
Rohm Co., Ltd.                                                                                     1,757,000                 176,877
ASML Holding NV (New York registered)(1)                                                           9,625,000                 176,330
Teradyne, Inc.(1,2)                                                                               11,150,000                 171,933
Cadence Design Systems, Inc.(1)                                                                   12,400,000                 170,872
Ceridian Corp.(1,2)                                                                                8,540,900                 155,871
Solectron Corp.(1)                                                                                30,470,600                 150,829
Sabre Holdings Corp., Class A(2)                                                                   7,062,811                 148,884
Fujitsu Ltd.                                                                                      22,260,000                 146,554
QUALCOMM Inc.(1)                                                                                   4,000,000                 144,440
Hirose Electric Co., Ltd.                                                                          1,265,000                 140,421
VeriSign, Inc.(1)                                                                                  4,752,500                 130,314
Nortel Networks Corp.(1)                                                                          44,300,000                 118,724
Hewlett-Packard Co.                                                                                5,638,500                 117,281
Dell Inc.(1)                                                                                       2,857,800                 114,569
Hoya Corp.                                                                                         1,051,000                 114,152
Hon Hai Precision Industry Co., Ltd.                                                              22,884,974                 106,433
Mediatek Incorporation                                                                            12,416,759                  93,116
Compuware Corp.(1)                                                                                13,000,000                  87,880
Freescale Semiconductor, Inc., Class A(1)                                                          4,500,000                  85,050
Lucent Technologies Inc.(1)                                                                       27,500,000                  84,425
SINA Corp.(1,2)                                                                                    2,552,000                  72,809
Paychex, Inc.                                                                                      2,273,019                  72,577
National Instruments Corp.                                                                         2,250,000                  64,260
Agere Systems Inc., Class A(1)                                                                    36,821,247                  60,387
Oracle Corp.(1)                                                                                    4,475,000                  57,772
Alcatel (ADR)(1)                                                                                   4,000,000                  51,960
Jabil Circuit, Inc.(1)                                                                             1,640,000                  42,164
Sanmina-SCI Corp.(1)                                                                               4,570,000                  25,363
Motorola, Inc.                                                                                     1,276,500                  19,990
Cypress Semiconductor Corp.(1)                                                                       300,000                   4,224
VIA Technologies, Inc.(1)                                                                            417,384                     242
                                                                                                                          18,141,040

CONSUMER DISCRETIONARY -- 16.68%
Time Warner Inc.(1)                                                                              118,900,000               2,048,647
Lowe's Companies, Inc.                                                                            30,820,400               1,811,623
Target Corp.                                                                                      34,085,000               1,732,200
Comcast Corp., Class A(1)                                                                         23,969,387                 780,204
Comcast Corp., Class A, special nonvoting stock(1)                                                10,050,000                 320,193
IAC/InterActiveCorp(1)                                                                            42,750,000                 961,875
Carnival Corp., units                                                                             15,050,000                 818,419
Liberty Media Corp., Class A(1)                                                                   80,375,000                 815,002
News Corp. Inc., Class A                                                                          43,007,500                 715,645
Clear Channel Communications, Inc.                                                                21,085,000                 701,709
Best Buy Co., Inc.                                                                                12,540,800                 677,454
Starbucks Corp.(1)                                                                                11,329,200                 586,966
Limited Brands, Inc.(2)                                                                           20,700,000                 492,246
Harrah's Entertainment, Inc.(2)                                                                    6,100,000                 400,099
Gap, Inc.                                                                                         18,703,700                 398,950
International Game Technology                                                                      9,200,000                 280,232
Liberty Media International, Inc., Class A(1)                                                      5,576,386                 241,067
UnitedGlobalCom, Inc., Class A(1)                                                                 25,200,000                 234,360
Michaels Stores, Inc.                                                                              6,700,000                 213,663
Brinker International, Inc.(1,2)                                                                   5,000,000                 189,300
Walt Disney Co.                                                                                    6,472,000                 180,828
Fox Entertainment Group, Inc., Class A(1)                                                          4,545,000                 151,348
Harley-Davidson Motor Co.                                                                          2,407,200                 148,958
Ross Stores, Inc.                                                                                  5,225,000                 146,300
Toys "R" Us, Inc.(1)                                                                               6,000,000                 137,220
Yamada Denki Co., Ltd.                                                                             2,640,000                 131,368
Magna International Inc., Class A                                                                  1,701,000                 125,789
A. H. Belo Corp., Class A                                                                          4,850,000                 114,460
Toyota Motor Corp.                                                                                 2,730,000                 106,326
Interpublic Group of Companies, Inc.(1)                                                            7,700,000                 101,178
Outback Steakhouse, Inc.                                                                           2,159,500                  96,983
Lennar Corp., Class A                                                                              1,500,000                  91,230
TJX Companies, Inc.                                                                                3,000,000                  73,260
Dana Corp.                                                                                         5,000,000                  72,100
Gentex Corp.                                                                                       2,000,000                  67,820
Big Lots, Inc.(1)                                                                                  5,000,000                  58,350
CarMax, Inc.(1)                                                                                    1,547,000                  51,051
Viacom Inc., Class B, nonvoting                                                                    1,175,000                  41,007
Viacom Inc., Class A                                                                                 250,000                   8,822
McDonald's Corp.                                                                                   1,300,000                  43,004
MGM Mirage, Inc.(1)                                                                                  386,100                  28,637
Circuit City Stores, Inc.                                                                             80,000                   1,250
                                                                                                                          16,397,143

ENERGY -- 12.80%
Schlumberger Ltd.                                                                                 14,698,300               1,108,987
Burlington Resources Inc.(2)                                                                      19,760,000                 980,689
Devon Energy Corp.                                                                                19,280,000                 902,111
Transocean Inc.(1)                                                                                12,649,900                 613,267
Canadian Natural Resources, Ltd.                                                                  10,640,000                 604,881
Suncor Energy Inc.                                                                                15,325,323                 593,796
EOG Resources, Inc.(2)                                                                             6,215,000                 566,311
Halliburton Co.                                                                                   11,905,000                 523,463
LUKoil Holding (ADR)                                                                               3,320,000                 463,970
Petro-Canada                                                                                       8,150,000                 451,559
BJ Services Co.(2)                                                                                 8,975,000                 448,391
Baker Hughes Inc.                                                                                  9,241,900                 436,957
Noble Corp.                                                                                        6,675,000                 380,942
Apache Corp.                                                                                       5,936,160                 373,266
ENSCO International Inc.(2)                                                                        8,235,000                 331,706
Diamond Offshore Drilling, Inc.                                                                    6,425,000                 318,037
BG Group PLC                                                                                      40,291,737                 316,168
Nexen Inc.                                                                                         6,251,609                 316,105
MOL Magyar Olaj- es Gazipari Rt.                                                                   3,325,000                 292,771
Cross Timbers Oil Co.                                                                              6,150,000                 279,948
Valero Energy Corp.                                                                                3,750,000                 267,150
Occidental Petroleum Corp.                                                                         3,000,000                 210,810
Shell Canada Ltd.                                                                                  2,980,000                 206,780
Rowan Companies, Inc.(2)                                                                           6,450,000                 204,336
Premcor Inc.                                                                                       3,560,000                 195,373
Weatherford International Ltd.(1)                                                                  3,000,000                 178,830
Pogo Producing Co.(2)                                                                              3,644,400                 177,154
Imperial Oil Ltd.                                                                                  2,013,822                 145,503
Norsk Hydro ASA (ADR)                                                                              1,567,800                 135,317
Unocal Corp.                                                                                       2,345,000                 126,864
Exxon Mobil Corp.                                                                                  1,900,000                 120,289
Anadarko Petroleum Corp.                                                                           1,500,000                 115,290
Repsol International Finance BV                                                                    4,000,000                 108,968
Murphy Oil Corp.                                                                                     878,000                  87,835
                                                                                                                          12,583,824


HEALTH CARE -- 11.36%
Sanofi-Aventis                                                                                    19,232,638               1,539,188
WellPoint, Inc.(1)                                                                                 9,487,400               1,158,032
Forest Laboratories, Inc.(1,2)                                                                    20,311,800                 867,314
Guidant Corp.                                                                                     10,062,200                 738,465
Amgen Inc.(1)                                                                                      7,660,000                 471,933
Biogen Idec Inc.(1)                                                                               11,686,000                 451,664
Medtronic, Inc.                                                                                    8,080,000                 421,130
Cardinal Health, Inc.                                                                              7,188,400                 420,881
Eli Lilly and Co.                                                                                  7,000,000                 392,000
Express Scripts, Inc.(1,2)                                                                         4,710,000                 354,616
AstraZeneca PLC (Sweden)                                                                           7,468,000                 295,096
AstraZeneca PLC (ADR)                                                                              1,072,000                  42,601
Roche Holding AG                                                                                   3,130,000                 330,339
Gilead Sciences, Inc.(1)                                                                           9,500,000                 328,225
Genentech, Inc.(1)                                                                                 6,500,000                 306,800
Aetna Inc.                                                                                         2,020,000                 294,960
Sepracor Inc.(1)                                                                                   4,250,000                 273,997
AmerisourceBergen Corp.                                                                            3,650,000                 218,635
Allergan, Inc.                                                                                     2,725,000                 204,865
Novo Nordisk A/S, Class B                                                                          3,630,000                 201,670
American Pharmaceutical Partners, Inc.(1,2)                                                        3,800,000                 198,588
Merck & Co., Inc.                                                                                  6,000,000                 190,200
Elan Corp., PLC (ADR)(1)                                                                          16,718,000                 133,744
Medco Health Solutions, Inc.(1)                                                                    2,330,000                 103,499
Abbott Laboratories                                                                                2,250,000                 103,477
Caremark Rx, Inc.(1)                                                                               2,700,000                 103,356
AMERIGROUP Corp.(1)                                                                                2,440,000                  97,258
Amylin Pharmaceuticals, Inc.(1)                                                                    4,500,000                  96,390
Applera Corp. - Applied Biosystems Group                                                           4,100,000                  84,214
Applera Corp. - Celera Genomics Group(1)                                                             528,800                   5,875
Lincare Holdings Inc.(1)                                                                           2,200,000                  89,276
Affymetrix, Inc.(1)                                                                                2,000,000                  85,460
Celgene Corp.(1)                                                                                   3,100,000                  84,862
Pfizer Inc                                                                                         3,125,000                  82,156
OSI Pharmaceuticals, Inc.(1)                                                                       1,500,000                  81,945
Boston Scientific Corp.(1)                                                                         2,320,000                  75,771
St. Jude Medical, Inc.(1)                                                                          1,876,200                  73,359
Chugai Pharmaceutical Co., Ltd.                                                                    3,944,900                  57,682
ImClone Systems Inc.(1)                                                                              750,000                  33,195
IDEXX Laboratories, Inc.(1)                                                                          510,000                  28,279
ICOS Corp.(1)                                                                                      1,000,000                  22,120
Millennium Pharmaceuticals, Inc.(1)                                                                1,825,000                  15,695
Schering-Plough Corp.                                                                                278,200                   5,272
Andrx Group(1)                                                                                       122,500                   2,750
                                                                                                                          11,166,834

INDUSTRIALS -- 8.43%
Tyco International Ltd.                                                                           35,675,000               1,194,399
United Parcel Service, Inc., Class B                                                              12,219,300                 946,874
General Electric Co.                                                                              26,740,000                 941,248
3M Co.                                                                                             6,940,000                 582,544
Illinois Tool Works Inc.                                                                           6,450,000                 578,887
Boeing Co.                                                                                        10,400,000                 571,688
General Dynamics Corp.                                                                             5,120,700                 539,466
Southwest Airlines Co.                                                                            36,079,877                 499,706
Ryanair Holdings PLC (ADR)(1)                                                                      6,243,900                 272,921
Raytheon Co.                                                                                       6,700,000                 256,208
FedEx Corp.                                                                                        2,550,000                 249,339
Burlington Northern Santa Fe Corp.                                                                 3,950,000                 198,567
Robert Half International Inc.                                                                     6,610,000                 192,814
Caterpillar Inc.                                                                                   2,000,000                 190,100
Northrop Grumman Corp.                                                                             3,182,000                 168,328
Monster Worldwide Inc.(1)                                                                          5,775,000                 166,609
Lockheed Martin Corp.                                                                              2,800,000                 165,816
Allied Waste Industries, Inc.(1)                                                                  14,000,000                 115,080
Manpower Inc.                                                                                      2,500,000                 109,250
Mitsubishi Corp.                                                                                   7,400,000                 100,909
Deere & Co.                                                                                        1,200,000                  85,332
JetBlue Airways Corp.(1)                                                                           4,144,000                  74,675
Bombardier Inc., Class B                                                                          24,271,050                  52,168
United Rentals, Inc.(1)                                                                            1,927,600                  36,470
                                                                                                                           8,289,398

FINANCIALS -- 6.53%
Freddie Mac                                                                                       17,102,300               1,060,343
American International Group, Inc.                                                                15,350,200               1,025,393
Fannie Mae                                                                                        16,111,400                 941,872
Citigroup Inc.                                                                                     8,160,000                 389,395
UFJ Holdings, Inc.(1)                                                                                 63,984                 353,902
XL Capital Ltd., Class A                                                                           4,665,000                 349,875
Mitsubishi Estate Co., Ltd.                                                                       25,294,000                 307,885
Mizuho Financial Group, Inc.                                                                          57,000                 278,182
Bank of New York Co., Inc.                                                                         9,195,000                 278,149
SunTrust Banks, Inc.                                                                               3,521,800                 255,119
Capital One Financial Corp.                                                                        2,500,000                 191,700
Wells Fargo & Co.                                                                                  2,730,000                 162,107
Berkshire Hathaway Inc., Class A(1)                                                                    1,650                 148,830
Marsh & McLennan Companies, Inc.                                                                   4,413,700                 144,107
Chubb Corp.                                                                                        1,500,000                 118,665
Sumitomo Realty & Development Co., Ltd.                                                            7,472,000                  95,599
American Express Co.                                                                               1,700,000                  92,055
Aon Corp.                                                                                          3,218,600                  78,888
Protective Life Corp.                                                                              1,500,000                  59,940
City National Corp.                                                                                  675,000                  46,204
Mitsui Sumitomo Insurance Co., Ltd.                                                                4,176,000                  37,124
                                                                                                                           6,415,334

CONSUMER STAPLES -- 5.41%
Altria Group, Inc.                                                                                26,700,000               1,752,855
Walgreen Co.                                                                                      21,060,000                 902,000
Coca-Cola Co.                                                                                     15,365,000                 657,622
Avon Products, Inc.                                                                               11,439,000                 489,246
PepsiCo, Inc.                                                                                      6,275,000                 337,972
Anheuser-Busch Companies, Inc.                                                                     6,980,000                 331,201
Kerry Group PLC, Class A                                                                           8,965,824                 219,181
Procter & Gamble Co.                                                                               3,520,000                 186,877
Wm. Wrigley Jr. Co.                                                                                1,630,000                 108,493
Wal-Mart Stores, Inc.                                                                              2,050,000                 105,801
Whole Foods Market, Inc.                                                                             974,800                 100,229
General Mills, Inc.                                                                                1,235,000                  64,677
SYSCO Corp.                                                                                        1,750,000                  60,235
                                                                                                                           5,316,389

MATERIALS -- 4.20%
USX-U.S. Steel Group(2)                                                                            7,375,000                 459,905
Barrick Gold Corp.                                                                                16,860,000                 419,814
Rio Tinto PLC                                                                                     11,875,000                 418,838
Freeport-McMoRan Copper & Gold Inc., Class B                                                       9,596,000                 401,305
Inco Ltd.(1)                                                                                       9,280,000                 385,120
BHP Billiton Ltd.                                                                                 19,516,661                 295,664
Newmont Mining Corp.                                                                               6,366,900                 286,638
Phelps Dodge Corp.                                                                                 2,500,000                 266,125
CRH PLC                                                                                            8,733,400                 244,743
CONSOL Energy Inc.(3)                                                                              3,700,000                 169,608
CONSOL Energy Inc.                                                                                   800,000                  36,672
Potash Corp. of Saskatchewan Inc.                                                                  1,904,000                 169,113
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                   3,700,100                 129,504
Newcrest Mining Ltd.                                                                               8,700,000                 118,784
Nitto Denko Corp.                                                                                  2,111,000                 115,347
Placer Dome Inc.                                                                                   5,800,000                  99,732
Sealed Air Corp.(1)                                                                                1,580,000                  82,587
Dow Chemical Co.                                                                                     500,000                  27,575
                                                                                                                           4,127,074

TELECOMMUNICATION SERVICES -- 3.85%
Vodafone Group PLC (ADR)                                                                          47,085,000               1,237,865
Vodafone Group PLC                                                                                78,465,000                 205,489
mm02 PLC(1)                                                                                      218,743,200                 508,740
Qwest Communications International Inc.(1,2)                                                     117,900,000                 459,810
Sprint Corp. - FON Group                                                                          17,084,750                 404,567
Telefonica, SA (ADR)                                                                               5,000,000                 275,750
Telefonica, SA                                                                                     6,000,000                 110,505
Telephone and Data Systems, Inc.                                                                   1,993,100                 174,396
KDDI Corp.                                                                                            30,000                 154,163
France Telecom, SA                                                                                 4,600,000                 138,966
Telenor ASA                                                                                       11,900,000                 109,864
                                                                                                                           3,780,115

UTILITIES -- 0.13%
Questar Corp.                                                                                      2,475,000                 131,225


MISCELLANEOUS -- 2.33%
Other common stocks in initial period of acquisition                                                                       2,287,316


Total common stocks (cost: $72,538,356,000)                                                                               88,635,692



                                                                                                                        Market value
Rights & warrants -- 0.00%                                                                            Shares            (000)


TELECOMMUNICATION SERVICES -- 0.00%
Broadview Networks Holdings, Inc., Series E, warrants, expire 2012(1,2,3,4)                          634,116                      --
Broadview Networks Holdings, Inc., Series E, warrants, expire 2012(1,2,3,4)                           96,812                      --


Total rights & warrants (cost: $0)                                                                                                --




Convertible securities -- 0.11%


FINANCIALS -- 0.11%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, (Japan)              4,572,000,000                $101,394


TELECOMMUNICATION SERVICES -- 0.00%
Broadview Networks Holdings, Inc., Series E, convertible preferred(1,2,3,4)                        1,588,972                     550


INFORMATION TECHNOLOGY -- 0.00%
ProAct Technologies Corp., Series C, convertible preferred(1,3,4)                                  6,500,000                     505


Total convertible securities (cost: $63,549,000)                                                                             102,449



                                                                                            Principal amount
Bonds & notes -- 0.14%                                                                                 (000)


TELECOMMUNICATION SERVICES -- 0.13%
Qwest Capital Funding, Inc. 7.75% 2031(2)                                                             53,800                  49,563
U S WEST Capital Funding, Inc. 6.875% 2028(2)                                                         36,000                  30,870
Qwest Capital Funding, Inc. 7.625% 2021(2)                                                            25,000                  23,250
U S WEST Capital Funding, Inc. 6.50% 2018(2)                                                          25,250                  22,094
                                                                                                                             125,777

CONSUMER DISCRETIONARY -- 0.01%
AOL Time Warner Inc. 5.625% 2005                                                                      10,795                  10,838


Total bonds & notes (cost: $122,974,000)                                                                                     136,615




                                                                                            Principal amount            Market value
Short-term securities -- 9.46%                                                                         (000)                   (000)


U.S. Treasury Bills 1.915%-2.636% due 3/3-5/26/2005                                               $2,558,200              $2,551,850
Freddie Mac 2.372%-2.61% due 3/14-4/22/2005                                                          648,014                 646,691
Federal Home Loan Bank 2.36%-2.585% due 3/11-4/29/2005                                               601,952                 600,253
International Bank for Reconstruction and Development 2.30%-2.495% due 3/7-4/25/2005                 372,400                 371,887
Park Avenue Receivables Co., LLC 2.58%-2.59% due 4/5-4/8/2005(3)                                     138,200                 137,834
Preferred Receivables Funding Corp. 2.53%-2.57% due 3/22-4/1/2005(3)                                 125,000                 124,770
Wells Fargo & Co. 2.42%-2.57% due 3/4-4/18/2005                                                      250,000                 249,995
Clipper Receivables Co., LLC 2.50%-2.60% due 3/11-4/11/2005(3)                                       247,604                 247,079
Ranger Funding Co. LLC 2.52%-2.53% due 3/16/2005(3)                                                  158,344                 158,166
Bank of America Corp. 2.53%-2.59% due 3/28-4/8/2005                                                   81,000                  80,817
Coca-Cola Co. 2.32%-2.54% due 3/1-4/4/2005                                                           234,000                 233,768
Edison Asset Securitization LLC 2.40%-2.60% due 3/9-4/13/2005(3)                                     123,300                 123,101
General Electric Capital Services, Inc. 2.48%-2.52% due 3/18-3/23/2005                               100,000                  99,858
CAFCO, LLC 2.41%-2.68% due 3/2-4/26/2005(3)                                                          156,400                 155,933
Ciesco LLC 2.70% due 5/2/2005(3)                                                                      31,400                  31,251
Citicorp 2.35% due 3/1/2005                                                                           25,000                  24,998
Federal Farm Credit Banks 2.04%-2.68% due 3/8-5/26/2005                                              210,500                 209,876
Variable Funding Capital Corp 2.49%-2.60% due 3/16-4/13/2005(3)                                      206,000                 205,530
Fannie Mae 2.42%-2.50% due 3/21-4/8/2005                                                             200,000                 199,666
New Center Asset Trust Plus 2.43%-2.72% due 3/18-5/3/2005                                            140,000                 139,640
New Center Asset Trust 2.41% due 3/16/2005                                                            40,000                  39,956
Gannett Co. 2.44%-2.58% due 3/7-4/18/2005(3)                                                         172,400                 172,160
Wal-Mart Stores Inc. 2.41%-2.49% due 3/8-4/12/2005(3)                                                155,764                 155,509
Tenessee Valley Authority 2.32%-2.505% due 3/3-4/7/2005                                              152,600                 152,472
Exxon Asset Management Co. 2.48%-2.49% due 3/18-4/1/2005(3)                                          100,000                  99,828
Exxon Project Investment Corp. 2.48% due 4/6/2005(3)                                                  50,000                  49,872
Procter & Gamble Co. 2.35%-2.57% due 3/9-4/26/2005(3)                                                142,600                 142,251
DuPont (E.I.) de Nemours & Co. 2.30%-2.52% due 3/2-3/30/2005                                         142,400                 142,212
BellSouth Corp. 2.49%-2.57% due 3/11-4/8/2005(3)                                                     125,800                 125,570
FCAR Owner Trust I 2.37%-2.50% due 3/4-3/18/2005                                                     125,000                 124,903
Three Pillars Funding, LLC 2.44%-2.53% due 3/10-3/17/2005(3)                                         112,669                 112,567
Pfizer Inc 2.12%-2.61% due 3/3-4/15/2005(3)                                                          111,300                 110,986
Abbott Laboratories Inc. 2.47%-2.59% due 3/1-4/12/2005(3)                                            101,875                 101,659
International Business Machines Corp. 2.32%-2.44% due 3/8-3/22/2005                                  100,000                  99,899
PepsiCo Inc. 2.47%-2.50% due 3/9-3/28/2005(3)                                                         99,820                  99,709
Hewlett-Packard Co. 2.65%-2.66% due 4/27-4/29/2005(3)                                                100,000                  99,576
Caterpillar Financial Services Corp. 2.34%-2.53% due 3/7-4/11/2005                                    92,000                  91,922
Private Export Funding Corp. 2.10%-2.56% due 3/14-4/19/2005(3)                                        72,200                  72,073
Triple-A One Funding Corp. 2.45%-2.61% due 3/22-4/25/2005(3)                                          64,944                  64,752
American Express Credit Corp. 2.52%-2.64% due 4/4-4/27/2005                                           60,000                  59,794
SBC Communications Inc. 2.35%-2.48% due 3/7-3/22/2005(3)                                              52,098                  52,048
Anheuser-Busch Cos. Inc. 2.37% due 3/10/2005(3)                                                       50,000                  49,967
ChevronTexaco Funding Corp. 2.47% due 3/30/2005                                                       50,000                  49,897
HSBC USA Inc. 2.59% due 4/8/2005                                                                      50,000                  49,863
AIG Funding, Inc. 2.65% due 4/27/2005                                                                 50,000                  49,795
NetJets Inc. 2.38%-2.39% due 3/14-3/18/2005(3)                                                        45,000                  44,951
Harley-Davidson Funding Corp. 2.48%-2.50% due 3/24-4/4/2005(3)                                        40,100                  40,020
Harvard University 2.32% due 3/4/2005                                                                 40,000                  39,990
USAA Capital Corp. 2.48%-2.67% due 3/4-5/16/2005                                                      39,400                  39,245
Medtronic Inc. 2.44% due 3/4/2005(3)                                                                  38,800                  38,789
3M Co. 2.61% due 4/20/2005                                                                            35,000                  34,878
Pitney Bowes Inc. 2.47% due 3/8/2005(3)                                                               25,000                  24,986
Colgate-Palmolive Co. 2.48% due 3/16/2005(3)                                                          25,000                  24,972
First Data Corp. 2.50% due 3/16/2005                                                                  25,000                  24,972
Hershey Foods Corp. 2.42% due 3/2/2005(3)                                                             22,000                  21,997


TOTAL SHORT-TERM SECURITIES (COST: $9,297,077,000)                                                                      $  9,297,003


TOTAL INVESTMENT SECURITIES (COST: $82,021,956,000)                                                                       98,171,759
OTHER ASSETS LESS LIABILITIES                                                                                                111,296

NET ASSETS                                                                                                               $98,283,055



"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1)  Security did not produce income during the last 12 months.

(2) Represents an affiliated company as defined under the Investment Act of 1940.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,058,569,000, which represented 3.11% of the net assets of the fund.

(4) Valued under fair value procedures adopted by authority of the Board of Directors.

ADR = American Depositary Receipts



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ``interested persons'' of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a)(1)The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a)(2)The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.


By /s/ James F. Rothenberg
-------------------------------------
James F. Rothenberg, Chairman and PEO

Date: May 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ James F. Rothenberg
-------------------------------------
James F. Rothenberg, Chairman and PEO

Date: May 6, 2005



By /s/ Sheryl F. Johnson
------------------------------------
Sheryl F. Johnson, Treasurer and PFO

Date: May 6, 2005